STOCKHOLDERS' EQUITY - Common Stock (Details)		4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 06, 2021 M	Dec. 31, 2021 USD ($) Vote $ / shares M shares	Sep. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares
STOCKHOLDERS' EQUITY
Common stock, shares authorized (in shares)		100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote		1	1	1
Common stock, shares issued (in shares)		6,151,000		6,151,000
Common stock, shares outstanding (in shares)		6,151,000		6,151,000
Common stock subject to possible redemption		20,700,000		20,700,000
Shares no longer subject to forfeiture		675,000	675,000	675,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders		20.00%	20.00%	20.00%
Condition for future business combination threshold net tangible assets | $		$ 5,000,001	$ 5,000,001	$ 5,000,001
Shares subject to forfeiture		675,000		675,000
Number of days allowed to close operations		10 days
Months to complete acquisition | M	12
Months to complete acquisition, extension | M	18	18
Threshold business days for redemption of public shares			10 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%	100.00%
Number of shares issued per right			0.10
Common stock not subject to possible redemption
STOCKHOLDERS' EQUITY
Common stock, votes per share | Vote		1	1	1
Common stock, shares issued (in shares)		6,151,000	6,151,000	6,151,000
Common stock, shares outstanding (in shares)		6,151,000	6,151,000	6,151,000
Common stock subject to possible redemption
STOCKHOLDERS' EQUITY
Common stock subject to possible redemption		20,700,000	20,700,000	20,700,000